Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000256275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000256275 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256274 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000256274 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192680 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000192683 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000192683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000192684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000192684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000192669 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000192674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000192674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192671 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000256267 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000256267 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000192676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	96.50%